Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2018
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Assets and liabilities held for sale

22 Assets and liabilities held for sale

Assets and liabilities held for sale include disposal groups whose carrying amount will be recovered principally through a sale transaction expected within the next year rather than through continuing operations. This relates to businesses for which a sale is agreed upon or a sale is highly probable at the reporting date, but for which the transaction has not yet fully closed. As of December 31, 2018, there are no assets or liabilities held for sale.

In 2018, Aegon completed the sale of Aegon Ireland plc., also referred to as VA Europe. As a consequence, the related assets and liabilities are no longer classified as assets and liabilities held for sale at year-end 2018. For more information related to the sale transaction, refer to note 51 Business combinations.

As of December 31, 2018, there are no unrealized gains relating to non-current assets and disposal groups classified as held for sale included in other comprehensive income.